ACQUISITION OF BUSINESSES - TexTrail Inc. (“TexTrail”) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 05, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,545	$ 46,587	$ 37,635
Net income (loss)			355	2,153	580
Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Revenues			34,946	$ 29,988	$ 22,580
Tex Trail Inc. | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill	$ 363
Goodwill expected to be deductible for tax purposes	278
Intangible assets	348
Other net assets recognised as of acquisition date	175
Acquisition-related costs	$ 6
Revenues		$ 73	382
Net income (loss)		$ (7)	$ 9
Brookfield Business Partners L.P. and Institutional Investors | Tex Trail Inc. | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 886